Condensed Balance Sheets Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets:
Cash and due from banks	¥ 1,696,879	¥ 1,268,442	¥ 1,216,627	¥ 1,884,531
Interest-bearing deposits in other banks	19,037,527	11,215,597
Other	3,198,995	2,601,951
Total	175,699,346	178,746,994	166,361,600
Liabilities and shareholders' equity:
Long-term debt	9,853,941	8,802,223
Other liabilities	4,422,023	4,368,126
Shareholders' equity	6,378,470	5,728,120
Total	175,699,346	178,746,994
Parent Company
Assets:
Cash and due from banks	167	200	167	155
Interest-bearing deposits in other banks	17,103	26,165
Investments in subsidiaries and affiliated companies	7,501,486	6,962,630
Other	210,622	152,351
Total	7,729,378	7,141,346
Liabilities and shareholders' equity:
Short-term borrowings	1,061,460	1,146,995
Long-term debt	240,000	240,000
Other liabilities	49,448	26,231
Shareholders' equity	6,378,470	5,728,120
Total	¥ 7,729,378	¥ 7,141,346